Benefit Plans (Net Periodic Benefit Cost) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 33	$ 49	$ 216	$ 267
Interest cost	45	38	179	183
Amortization of prior service cost			0	0
Recognized net actuarial gain	(19)	(26)	(160)	(266)
Net periodic benefit expense	$ 59	$ 61	$ 235	$ 184